Merger agreement - Additional Information (Detail) - USD ($) $ in Millions	Jul. 29, 2021	Jun. 30, 2021
Subsequent Event [Member]
Business Combinations [Line Items]
Business combination,Deferred specific incremental transaction costs	$ 54.0
Merger Agreement [Member] | Other Assets [Member]
Business Combinations [Line Items]
Business combination,Deferred specific incremental transaction costs		$ 7.3
Merger Agreement [Member] | Accrued Liabilities [Member]
Business Combinations [Line Items]
Business combination,Deferred specific incremental transaction costs		2.9
Merger Agreement [Member] | Accounts Payable [Member]
Business Combinations [Line Items]
Business combination,Deferred specific incremental transaction costs		$ 1.3
Merger Agreement [Member] | Subsequent Event [Member]
Business Combinations [Line Items]
Business combination date of acquisition agreement	Feb. 21, 2021